Document and Entity Information	Mar. 05, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 05, 2019
Registrant Name	VanEck Vectors ETF Trust
Entity Central Index Key	0001137360
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 05, 2019
Document Effective Date	Mar. 05, 2019
Prospectus Date	Feb. 01, 2019